Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of inventories

	December 31, 2023	December 31, 2022
	€m	€m
Raw materials and consumables	125.6	134.2
Work in progress	67.0	64.6
Finished goods and goods for resale	253.8	258.3
Total inventories	446.4	457.1